Operating Leases – Right-of-Use Assets (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
Remainder of 2024	¥ 4,177,500	$ 27,582
2025	8,355,000	55,163
2026	2,785,000	18,387
Total lease payment	15,317,500	101,132
Less imputed interest	(232,384)	(1,534)
Present value of operating lease liabilities	15,085,116	99,598	¥ 3,467,368
Less: current obligation	(8,173,403)	(53,964)	(3,467,368)
Long-term obligation at October 31, 2023	¥ 6,911,713	$ 45,634